Share-based Compensation (Narrative of Nonvested Shares) (Details) $ in Thousands	1 Months Ended		12 Months Ended				23 Months Ended
	Feb. 28, 2011 shares	Jan. 31, 2010 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) ¥ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2007 shares	Jan. 19, 2006 shares
Nonvested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares granted			3,779,124
Nonvested shares, shares, issued during period		3,517,544
Aggregate repurchase price of nonvested shares under repurchase arrangement | ¥ / shares				¥ 1
Nonvested shares granted, repurchase arrangement			(a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.
Total fair value of the nonvested shares vested during period | $			$ 68,913		$ 39,476	$ 70,980
Allocated share-based compensation expense | $			99,006		$ 77,364	$ 99,166
Unrecognized share-based compensation expense relating to nonvested share | $			$ 108,550	¥ 108,550
Period for recognition of unrecognized share-based compensation expense (in years)			2 years 5 months 16 days
Nonvested shares [Member] | Co-founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares granted						1,000,000
Allocated share-based compensation expense | $						$ 57,027
2006 Share Plan [Member] | Sino Honor Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares in equity pool, transferred between shareholders	11,826,000
2006 Share Plan [Member] | Strengthen Goal Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares in equity pool, transferred between shareholders	5,550,654
2006 Share Plan [Member] | Nonvested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares granted							9,951,000
2006 Share Plan [Member] | Nonvested shares [Member] | 12 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			15.00%
2006 Share Plan [Member] | Nonvested shares [Member] | 24 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			20.00%
2006 Share Plan [Member] | Nonvested shares [Member] | 36 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			30.00%
2006 Share Plan [Member] | Nonvested shares [Member] | 48 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			35.00%
2006 Share Plan [Member] | Nonvested shares [Member] | Young Vision [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares allocated as equity incentive pool								18,086,101